Financial Instruments - Summary of The Impact On The Group's Net Revenues, Costs, Operation Expenses, Net Income (Loss) From Operation (Parenthetical) (Detail)	Dec. 31, 2024
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage Of Reasonably Possible Increase Decrease In Assumption	10.00%